Segment and corporate information (Tables)	6 Months Ended
Jun. 30, 2021
Segment and corporate information
Schedule of segment and corporate information

Segment and corporate(1) information

in € THOUS

	North		Asia-	Latin
	America	EMEA	Pacific	America	Total
	Segment	Segment	Segment	Segment	Segment	Corporate	Total
Three months ended June 30, 2021
Revenue from health care services	2,600,500	341,449	226,817	123,223	3,291,989	13,690	3,305,679
Revenue from health care products	253,908	339,817	245,413	47,025	886,163	4,629	890,792
Revenue from contracts with customers	2,854,408	681,266	472,230	170,248	4,178,152	18,319	4,196,471
Other revenue external customers	98,285	11,440	13,292	682	123,699	—	123,699
Revenue external customers	2,952,693	692,706	485,522	170,930	4,301,851	18,319	4,320,170
Inter-segment revenue	10,691	—	111	—	10,802	(10,802)	—
Revenue	2,963,384	692,706	485,633	170,930	4,312,653	7,517	4,320,170
Operating income	397,593	73,370	84,218	2,595	557,776	(133,555)	424,221
Interest							(69,209)
Income before income taxes							355,012
Depreciation and amortization	(239,895)	(48,032)	(25,834)	(9,426)	(323,187)	(63,673)	(386,860)
Impairment loss	(2,619)	—	—	—	(2,619)	(6,054)	(8,673)
Income (loss) from equity method investees	25,222	(3,143)	134	209	22,422	—	22,422
Additions of property, plant and equipment, intangible assets and right of use assets	229,301	54,810	22,184	12,586	318,881	71,433	390,314
Three months ended June 30, 2020
Revenue from health care services	2,872,423	340,591	195,880	119,460	3,528,354	6,615	3,534,969
Revenue from health care products	283,501	338,772	239,471	49,142	910,886	4,100	914,986
Revenue from contracts with customers	3,155,924	679,363	435,351	168,602	4,439,240	10,715	4,449,955
Other revenue external customers	83,865	7,713	14,861	951	107,390	—	107,390
Revenue external customers	3,239,789	687,076	450,212	169,553	4,546,630	10,715	4,557,345
Inter-segment revenue	6,848	1,264	24	69	8,205	(8,205)	—
Revenue	3,246,637	688,340	450,236	169,622	4,554,835	2,510	4,557,345
Operating income	609,414	77,622	63,311	10,921	761,268	(105,344)	655,924
Interest							(91,940)
Income before income taxes							563,984
Depreciation and amortization	(257,538)	(48,776)	(27,028)	(8,534)	(341,876)	(62,997)	(404,873)
Impairment loss	395	(5,769)	—	—	(5,374)	(34)	(5,408)
Income (loss) from equity method investees	29,464	(22,893)	(2,385)	(102)	4,084	(179)	3,905
Additions of property, plant and equipment, intangible assets and right of use assets	246,740	74,403	26,983	13,532	361,658	148,439	510,097
Six months ended June 30, 2021
Revenue from health care services	5,151,466	673,910	454,630	237,902	6,517,908	20,907	6,538,815
Revenue from health care products	505,712	658,828	476,161	90,810	1,731,511	8,901	1,740,412
Revenue from contracts with customers	5,657,178	1,332,738	930,791	328,712	8,249,419	29,808	8,279,227
Other revenue external customers	194,344	29,574	25,917	1,233	251,068	—	251,068
Revenue external customers	5,851,522	1,362,312	956,708	329,945	8,500,487	29,808	8,530,295
Inter-segment revenue	21,866	—	167	—	22,033	(22,033)	—
Revenue	5,873,388	1,362,312	956,875	329,945	8,522,520	7,775	8,530,295
Operating income	796,097	153,260	169,514	9,235	1,128,106	(229,632)	898,474
Interest							(145,281)
Income before income taxes							753,193
Depreciation and amortization	(479,677)	(98,377)	(51,496)	(18,367)	(647,917)	(126,849)	(774,766)
Impairment loss	(2,915)	—	—	—	(2,915)	(6,054)	(8,969)
Income (loss) from equity method investees	52,613	(3,548)	859	254	50,178	—	50,178
Total assets	22,292,916	3,906,540	2,837,678	768,237	29,805,371	3,181,836	32,987,207
thereof investments in equity method investees	409,287	175,673	99,762	23,838	708,560	—	708,560
Additions of property, plant and equipment, intangible assets and right of use assets	449,835	103,386	42,974	25,330	621,525	129,058	750,583
Six months ended June 30, 2020
Revenue from health care services	5,701,369	681,698	413,719	240,049	7,036,835	13,706	7,050,541
Revenue from health care products	556,832	670,159	453,568	95,815	1,776,374	8,974	1,785,348
Revenue from contracts with customers	6,258,201	1,351,857	867,287	335,864	8,813,209	22,680	8,835,889
Other revenue external customers	167,811	13,965	25,819	1,657	209,252	—	209,252
Revenue external customers	6,426,012	1,365,822	893,106	337,521	9,022,461	22,680	9,045,141
Inter-segment revenue	14,023	2,577	28	190	16,818	(16,818)	—
Revenue	6,440,035	1,368,399	893,134	337,711	9,039,279	5,862	9,045,141
Operating income	1,072,825	178,676	140,120	17,778	1,409,399	(198,345)	1,211,054
Interest							(196,159)
Income before income taxes							1,014,895
Depreciation and amortization	(514,167)	(94,751)	(52,987)	(17,246)	(679,151)	(125,396)	(804,547)
Impairment loss	(604)	(5,783)	—	—	(6,387)	(34)	(6,421)
Income (loss) from equity method investees	50,514	(24,555)	(1,435)	(31)	24,493	(179)	24,314
Total assets	22,912,147	3,891,296	2,767,942	902,360	30,473,745	3,716,108	34,189,853
thereof investments in equity method investees	376,697	183,193	100,120	26,015	686,025	—	686,025
Additions of property, plant and equipment, intangible assets and right of use assets	606,606	119,576	72,273	30,699	829,154	224,224	1,053,378

(1)	Includes inter - segment consolidation adjustments.